Earnings per Share - Summary of Basic and Diluted Earnings per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Series L share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Effect of dilutive potential shares	27.9	27.9